Summary of Significant Accounting Policies (Details) - Schedule of net of accumulated depreciation	12 Months Ended
Dec. 31, 2022
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	Lesser of useful life or term of lease
Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Computer hardware	3 years
Furniture and fixtures	3 years
Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Computer hardware	5 years
Furniture and fixtures	5 years